CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities:
Net loss	$ (99,584)	$ (52,165)	$ (72,699)	$ (75,158)
Adjustments to reconcile net loss to net cash provided by operating activities:
Cost of lots sold	5,339	5,850	7,808	10,525
Depreciation and amortization	8,120	8,853	11,736	13,183
Provision for cancellations	5,380	3,776	7,358	6,244
Non-cash compensation expense	2,814	2,026	2,523	1,045
Loss on debt extinguishment	8,478
Loss on impairment of goodwill	24,862			45,574
Non-cash interest expense	12,435	4,576	5,985	4,479
Non-cash impairment charge and other losses, net	3,558	4,503
Changes in assets and liabilities:
Accounts receivable, net of allowance	(14,305)	5,574	4,498	(17,074)
Merchandise trust fund	(11,137)	(6,917)	4,295	46,695
Other assets	(1,339)	(2,047)	2,618	1,410
Deferred selling and obtaining costs	(1,850)	(4,780)	(4,819)	(9,508)
Deferred revenues	23,860	40,361	37,405	(9,049)
Deferred taxes, net	4,620	(2,545)	(2,591)	(10,439)
Payables and other liabilities	1,994	12,346	10,836	6,064
Gain on acquisitions and divestitures			(691)	(858)
Other losses, net			12,195	1,843
Net cash (used in) provided by operating activities	(26,755)	19,411	26,457	14,976
Cash Flows From Investing Activities:
Cash paid for capital expenditures	(5,743)	(10,164)	(12,172)	(10,789)
Cash paid for acquisitions		(1,667)	(1,667)
Proceeds from divestitures	1,250			1,241
Proceeds from asset sales		954	1,276	627
Net cash used in investing activities	(4,493)	(10,877)	(12,563)	(8,921)
Cash Flows From Financing Activities:
Proceeds from issuance of redeemable convertible preferred units, net	57,500
Proceeds from borrowings	406,087	23,880	29,880	103,292
Repayments of debt	(366,644)	(27,924)	(28,493)	(88,951)
Principal payment on finance leases	(1,098)
Cost of financing activities	(17,972)	(3,268)	(3,955)	(1,600)
Units repurchased and retired related to unit-based compensation	(677)
Net cash provided by (used in) financing activities	77,196	(7,312)	(2,568)	(11,804)
Cash distributions				(24,545)
Net increase in cash, cash equivalents and restricted cash	45,948	1,222	11,326	(5,749)
Cash, cash equivalents and restricted cash—Beginning of period	18,147	6,821	6,821	12,570
Cash, cash equivalents and restricted cash—End of period	64,095	8,043	18,147	6,821
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	24,444	15,809	25,606	22,901
Cash paid during the period for income taxes	1,470	1,517	1,725	2,756
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	2,759
Operating cash flows from finance leases	370
Financing cash flows from finance leases	1,098
Non-cash investing and financing activities:
Acquisition of assets by financing	$ 2,234	1,620	2,673	2,705
Classification of assets as held for sale		$ 543	$ 543	$ 1,016